SUPPLEMENT TO THE

FIDELITY® CASH MANAGEMENT FUNDS
Treasury Fund, Prime Fund, and Tax-Exempt Fund
Funds of Newbury Street Trust
Capital Reserves Class, Daily Money Class,
Advisor B Class, and Advisor C Class
December 29, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective September 19, 2002, the following information replaces the similar information found in the "Buying, Selling, and Exchanging Information" section on page 19.

Class B and Class C Shares Only

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

5. (Applicable to Class C only) From an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan); or

Effective September 19, 2002, the following information supplements the information found in the "Buying, Selling, and Exchanging Information" section on page 19.

Class B and Class C Shares Only

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

The following information replaces similar information found in the "Distributions and Taxes" section on page 19.

Generally, Tax-Exempt Fund purchases municipal securities whose interest, in the opinion of the issuer's bond counsel, is free from federal income tax. FMR does not guarantee that this opinion is correct and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Effective January 1, 2002, Robert C. Pozen retired from the Advisory Board of the trust. The following information has been removed from the "Trustees and Officers" section on page 21.

ROBERT C. POZEN (55), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Boyce I. Greer no longer serves as Vice President of Treasury Fund, Prime Fund, or Tax-Exempt Fund. The following information has been removed from the "Trustees and Officers" section on page 22.

BOYCE I. GREER (45) is Vice President of Treasury Fund (1997), Prime Fund (1997), and Tax-Exempt Fund (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

David L. Murphy has been appointed Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. The following information has been added to the "Trustees and Officers" section beginning on page 20.

DAVID L. MURPHY (54) is Vice President of Treasury Fund (2002), Prime Fund (2002), and Tax-Exempt Fund (2002). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

DMFB-02-02 October 30, 2002
1.480137.109

John J. Todd no longer serves as Vice President of Prime Fund. The following information has been removed from the "Trustees and Officers" section on page 22.

JOHN J. TODD (52) is Vice President of Prime Fund (1998) and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Robert A. Litterst has been appointed Vice President of Prime Fund, and no longer serves as Vice President of Treasury Fund. The following information replaces the similar information found in the "Trustees and Officers" section on page 22.

ROBERT A. LITTERST (43) is Vice President of Prime Fund (2002) and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

James Kim Miller has been appointed Vice President of Tax-Exempt Fund. The following information has been added to the "Trustees and Officers" section beginning on page 20.

JAMES KIM MILLER (38) is Vice President of Tax-Exempt Fund (2002) and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kim served as an analyst and portfolio manager.

Robert A. Dwight no longer serves as Treasurer of Treasury Fund, Prime Fund, or Tax-Exempt Fund. The following information has been removed from the "Trustees and Officers" section on page 22.

ROBERT A. DWIGHT (43) is Treasurer of Treasury Fund (2000), Prime Fund (2000), and Tax-Exempt Fund (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria F. Dwyer has been appointed Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. The following information replaces the similar information found in the "Trustees and Officers" section on page 22.

MARIA F. DWYER (43) is Treasurer of Treasury Fund (2002), Prime Fund (2002), and Tax-Exempt Fund (2002). She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Paul F. Maloney no longer serves as Assistant Treasurer of Treasury Fund, Prime Fund, or Tax-Exempt Fund. The following information has been removed from the "Trustees and Officers" section on page 22.

PAUL F. MALONEY (51) is Assistant Treasurer of Treasury Fund (2001), Prime Fund (2001), and Tax-Exempt Fund (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Francis V. Knox, Jr. has been appointed Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. The following information has been added to the "Trustees and Officers" section beginning on page 20.

FRANCIS V. KNOX, JR. (55) is Assistant Treasurer of Treasury Fund (2002), Prime Fund (2002), and Tax-Exempt Fund (2002). Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp. and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Effective September 19, 2002, the following information replaces the similar information found in the "Distribution Services" section on page 27.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.

SUPPLEMENT TO THE

FIDELITY TAX-FREE MONEY MARKET FUND

A Class of Fidelity® Cash Management Funds: Tax-Exempt Fund
A fund of Newbury Street Trust

December 29, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Distributions and Taxes" section on page 11.

Generally, the fund purchases municipal securities whose interest, in the opinion of the issuer's bond counsel, is free from federal income tax. FMR does not guarantee that this opinion is correct and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Effective January 1, 2002, Robert C. Pozen retired from the Advisory Board of the trust. The following information has been removed from the "Trustees and Officers" section on page 13.

ROBERT C. POZEN (55), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

TFMB-02-01 October 30, 2002
1.779043.100

Boyce I. Greer no longer serves as Vice President of Tax-Exempt Fund. The following information has been removed from the "Trustees and Officers" section on page 13.

BOYCE I. GREER (45) is Vice President of Tax-Exempt Fund (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

David L. Murphy has been appointed Vice President of Tax-Exempt Fund. The following information has been added to the "Trustees and Officers" section beginning on page 11.

DAVID L. MURPHY (54) is Vice President of Tax-Exempt Fund (2002). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

James Kim Miller has been appointed Vice President of Tax-Exempt Fund. The following information has been added to the "Trustees and Officers" section beginning on page 11.

JAMES KIM MILLER (38) is Vice President of Tax-Exempt Fund (2002) and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kim served as an analyst and portfolio manager.

Robert A. Dwight no longer serves as Treasurer of Tax-Exempt Fund. The following information has been removed from the "Trustees and Officers" section beginning on page 13.

ROBERT A. DWIGHT (43) is Treasurer of Tax-Exempt Fund (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria F. Dwyer has been appointed Treasurer of Tax-Exempt Fund. The following information replaces the similar information found in the "Trustees and Officers" section on page 14.

MARIA F. DWYER (43) is Treasurer of Tax-Exempt Fund (2002). She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Paul F. Maloney no longer serves as Assistant Treasurer of Tax-Exempt Fund. The following information has been removed from the "Trustees and Officers" section on page 14.

PAUL F. MALONEY (51) is Assistant Treasurer of Tax-Exempt Fund (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Francis V. Knox, Jr. has been appointed Assistant Treasurer of Tax-Exempt Fund. The following information has been added to the "Trustees and Officers" section beginning on page 11.

FRANCIS V. KNOX, JR. (55) is Assistant Treasurer of Tax-Exempt Fund (2002). Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp. and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).